Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Listings [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-8481
Entity Registrant Name	BCE INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	4813
Entity Tax Identification Number	98-0134477
Entity Address, Address Line One	1, carrefour Alexander-Graham-Bell, Building A, 7th Floor,
Entity Address, City or Town	Verdun
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3E 3B3
City Area Code	514
Local Phone Number	870-8777
Title of 12(b) Security	Common shares
Trading Symbol	BCE
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0000718940
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Series R
Entity Listings [Line Items]
ISSUED (in shares)	7,610,500
Number of shares outstanding	7,610,500
Series S
Entity Listings [Line Items]
ISSUED (in shares)	2,001,167
Number of shares outstanding	2,001,167
Series T
Entity Listings [Line Items]
ISSUED (in shares)	5,175,533
Number of shares outstanding	5,175,533
Series Y
Entity Listings [Line Items]
ISSUED (in shares)	5,958,652
Number of shares outstanding	5,958,652
Series Z
Entity Listings [Line Items]
ISSUED (in shares)	2,658,031
Number of shares outstanding	2,658,031
Series AA
Entity Listings [Line Items]
ISSUED (in shares)	11,171,231
Number of shares outstanding	11,171,231
Series AB
Entity Listings [Line Items]
ISSUED (in shares)	6,399,439
Number of shares outstanding	6,399,439
Series AC
Entity Listings [Line Items]
ISSUED (in shares)	6,312,874
Number of shares outstanding	6,312,874
Series AD
Entity Listings [Line Items]
ISSUED (in shares)	11,722,138
Number of shares outstanding	11,722,138
Series AE
Entity Listings [Line Items]
ISSUED (in shares)	5,827,613
Number of shares outstanding	5,827,613
Series AF
Entity Listings [Line Items]
ISSUED (in shares)	8,820,587
Number of shares outstanding	8,820,587
Series AG
Entity Listings [Line Items]
ISSUED (in shares)	8,316,930
Number of shares outstanding	8,316,930
Series AH
Entity Listings [Line Items]
ISSUED (in shares)	4,655,070
Number of shares outstanding	4,655,070
Series AI
Entity Listings [Line Items]
ISSUED (in shares)	8,972,840
Number of shares outstanding	8,972,840
Series AJ
Entity Listings [Line Items]
ISSUED (in shares)	3,827,260
Number of shares outstanding	3,827,260
Series AK
Entity Listings [Line Items]
ISSUED (in shares)	21,391,312
Number of shares outstanding	21,391,312
Series AL
Entity Listings [Line Items]
ISSUED (in shares)	1,724,288
Number of shares outstanding	1,724,288
Series AM
Entity Listings [Line Items]
ISSUED (in shares)	9,951,978
Number of shares outstanding	9,951,978
Series AN
Entity Listings [Line Items]
ISSUED (in shares)	1,004,422
Number of shares outstanding	1,004,422
Series AQ
Entity Listings [Line Items]
ISSUED (in shares)	8,102,214
Number of shares outstanding	8,102,214
Preferred shares
Entity Listings [Line Items]
ISSUED (in shares)	141,604,079
Number of shares outstanding	141,604,079
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System